Income and expenses - Impairment Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Impairment losses
Impairment charge related to goodwill		$ 30,618		$ 194,612
Impairment of intangible assets	$ 16,073	443		230
Impairment of property, plant and equipment	42,846	(104)		67,624
Impairment of non-current financial assets				5,623
Impairment losses	58,919	30,957	[1]	268,089	[1]
Net (loss) gain due to changes in the value of assets
(Increase) decrease in fair value of biological assets	7,615	(7,504)		(1,891)
Other (gain) loss	8
Net gains/losses due to changes in the value of assets	7,623	(7,504)	[1]	(1,891)	[1]
(Loss) gain on disposal of non-current assets
Loss on disposal of Intangible assets		503
Gain on disposal of Property, plant and equipment	(2,950)	(1,779)		(468)
Loss on disposal of Property, plant and equipment	162	3,733
(Gains) loss on disposal of other non-current assets	(29)	1,859		128
Gain on disposal of subsidiary	(11,747)
Total	(14,564)	$ 4,316	[1]	$ (340)	[1]
Cash proceeds	20,533
Gain on disposal	$ 11,747

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.